Schedule IV - Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums:
Direct amount	$ 1,019,997	$ 1,048,935	$ 1,082,475
Assumed from other Companies	158,113	193,892	225,233
Ceded to other Companies	189,902	189,645	191,461
Net amount	988,208	1,053,182	1,116,247
Percentage of amount assumed to net	16.00%	18.40%	20.20%
Benefits:
Direct amount	867,812	1,017,698	1,276,955
Assumed from other companies	157,804	198,704	219,285
Ceded to other Companies	304,980	410,820	662,091
Net amount	720,636	805,582	834,149
Percentage of amount assumed to net	21.90%	24.70%	26.30%
Life Insurance in Force
Life Insurance in Force
Direct Amount	71,453,196	71,604,673	72,241,115
Assumed from other Companies	981,157	6,534,460	6,579,297
Ceded to other Companies	10,860,008	11,811,625	12,791,301
Net amount	61,574,345	66,327,508	66,029,111
Percentage of amount assumed to net	1.60%	9.90%	10.00%
Life insurance
Premiums:
Direct amount	279,385	285,047	292,452
Assumed from other Companies	8,176	15,746	17,758
Ceded to other Companies	89,869	94,132	98,636
Net amount	197,692	206,661	211,574
Percentage of amount assumed to net	4.10%	7.60%	8.40%
Benefits:
Direct amount	392,126	427,479	424,279
Assumed from other companies	21,674	34,276	32,201
Ceded to other Companies	253,829	272,036	279,406
Net amount	159,971	189,719	177,074
Percentage of amount assumed to net	13.50%	18.10%	18.20%
Accident and health insurance
Premiums:
Direct amount	740,612	763,888	790,023
Assumed from other Companies	149,937	178,146	207,475
Ceded to other Companies	100,033	95,513	92,825
Net amount	790,516	846,521	904,673
Percentage of amount assumed to net	19.00%	21.00%	22.90%
Benefits:
Direct amount	475,686	590,219	852,676
Assumed from other companies	136,130	164,428	187,084
Ceded to other Companies	51,151	138,784	382,685
Net amount	$ 560,665	$ 615,863	$ 657,075
Percentage of amount assumed to net	24.30%	26.70%	28.50%